Restatement of Previously Issued Financial Statements - Schedule of Error Corrections and Prior Period Adjustments of Financial Statement (Detail) - $ / shares	2 Months Ended	3 Months Ended			5 Months Ended	6 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Sep. 30, 2021
Common Class A [Member]
Error Corrections And Prior Period Adjustments Of Financial Statement Restatement [Line Items]
Basic and diluted weighted average shares outstanding	0	40,000,000			22,451,613		40,000,000
Basic and diluted net income (loss) per ordinary share	$ 0	$ 0.13			$ (0.62)		$ 0.47
Common Class B [Member]
Error Corrections And Prior Period Adjustments Of Financial Statement Restatement [Line Items]
Basic and diluted weighted average shares outstanding	10,000,000	10,000,000			10,000,000		10,000,000
Basic and diluted net income (loss) per ordinary share	$ 0.00	$ 0.13			$ (0.62)		$ 0.47
As Previously Reported [Member] | Common Class A [Member]
Error Corrections And Prior Period Adjustments Of Financial Statement Restatement [Line Items]
Basic and diluted weighted average shares outstanding			40,000,000	40,000,000	40,000,000	40,000,000
Basic and diluted net income (loss) per ordinary share					$ 0
As Previously Reported [Member] | Common Class B [Member]
Error Corrections And Prior Period Adjustments Of Financial Statement Restatement [Line Items]
Basic and diluted weighted average shares outstanding			10,000,000	10,000,000	10,000,000	10,000,000
Basic and diluted net income (loss) per ordinary share			$ (0.23)	$ 1.92	$ (2.01)	$ 1.70
Adjustment [Member] | Common Class A [Member]
Error Corrections And Prior Period Adjustments Of Financial Statement Restatement [Line Items]
Basic and diluted weighted average shares outstanding					(17,548,387)
Basic and diluted net income (loss) per ordinary share			(0.04)	0.39	$ (0.62)	0.34
Adjustment [Member] | Common Class B [Member]
Error Corrections And Prior Period Adjustments Of Financial Statement Restatement [Line Items]
Basic and diluted weighted average shares outstanding					0
Basic and diluted net income (loss) per ordinary share			$ 0.19	$ (1.53)	$ 1.39	$ (1.36)
As Restated [Member] | Common Class A [Member]
Error Corrections And Prior Period Adjustments Of Financial Statement Restatement [Line Items]
Basic and diluted weighted average shares outstanding			40,000,000	40,000,000	22,451,613	40,000,000
Basic and diluted net income (loss) per ordinary share			$ (0.04)	$ 0.39	$ (0.62)	$ 0.34
As Restated [Member] | Common Class B [Member]
Error Corrections And Prior Period Adjustments Of Financial Statement Restatement [Line Items]
Basic and diluted weighted average shares outstanding			10,000,000	10,000,000	10,000,000	10,000,000
Basic and diluted net income (loss) per ordinary share			$ (0.04)	$ 0.39	$ (0.62)	$ 0.34